Right-of-use assets	12 Months Ended
Dec. 31, 2023
Right-of-use Assets
Right-of-use assets

14. Right-of-use assets:

Effective April 1, 2019, we recognized lease assets and liabilities of $125,474, in relation to the Vancouver office. We estimated a discount rate of 4.12%.

We elected the package of practical expedients permitted under the transition guidance within Topic 842, which allowed us to carry forward prior conclusions about lease identification, classification and initial direct costs for leases entered into prior to adoption of Topic 842.

Additionally, we elected to not separate lease and non-lease components for all of our leases. For leases with a term of 12 months or less, our current offices, we elected the short-term lease exemption, which allowed us to not recognize right-of-use assets or lease liabilities for qualifying leases existing at transition and new leases we may enter into in the future, as there is significant uncertainty on whether the leases will be renewed.

The right-of-use assets as at December 31, 2023, is summarized as follows:

	2023	2022	2021

Opening balance for the year	$36,529	$65,464	$106,315
Amortization and expiration of operating lease right-of use assets	(29,748)	(28,935)	(40,851)
Closing balance for the year	$6,781	$36,529	$65,464

The operating lease as at December 31, 2023, is summarized as follows:

As at December 31, 2023
Office lease
2024	7,658
Total lease payments	$7,658
Less: Interest	(53)
Present value of lease liabilities	$7,605

Amounts recognized on the balance sheet
Current lease liabilities	$7,605
Long-term lease liabilities	-
Total lease payments	$7,605

	2023	2022	2021

Opening balance for the year	$39,556	$74,067	$103,918
Payments on operating lease liabilities	(31,951)	(34,511)	(29,851)
Closing balance for the year	7,605	39,556	74,067
Less: current portion	(7,605)	(32,116)	(32,068)
Operating lease liabilities – non-current portion as at end of year	$-	$7,440	$41,999

Kidoz Inc. and subsidiaries

(Expressed in United States Dollars)

Notes to Consolidated Financial Statements

Years ended December 31, 2023, 2022 and 2021